Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
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Revenues and Adjusted EBITDA by Segment

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Revenues
Legal Professionals	603	593	1,197	1,178
Corporates	318	296	670	625
Tax & Accounting Professionals	182	176	404	393
Reuters News	156	72	311	144
Global Print	164	174	329	351
Eliminations	-	-	(1)	(1)
Consolidated revenues	1,423	1,311	2,910	2,690

Adjusted EBITDA
Legal Professionals	232	198	459	389
Corporates	102	95	220	206
Tax & Accounting Professionals	60	41	153	121
Reuters News	10	8	26	16
Global Print	73	76	147	157
Corporate costs	(122)	(70)	(253)	(111)
Adjusted EBITDA	355	348	752	778
Fair value adjustments (see note 5)	(2)	(1)	(3)	(4)
Depreciation	(38)	(29)	(72)	(59)
Amortization of computer software	(104)	(100)	(209)	(198)
Amortization of other identifiable intangible assets	(25)	(28)	(52)	(57)
Other operating gains, net	261	14	305	12
Consolidated operating profit	447	204	721	472
Net interest expense	(37)	(81)	(72)	(159)
Other finance (costs) income	(18)	14	(29)	21
Share of post-tax (losses) earnings in equity method investments	(126)	2	(223)	4
Tax (expense) benefit	(50)	3	(55)	(24)
Earnings from continuing operations	216	142	342	314